Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Purchaser Manufacturers_Distributors Complaints	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Accrual for environmental loss contingencies, gross	$ 21.9	$ 21.1
Accrued environmental loss contingencies, current	9.5	9.7
Accrued environmental loss contingencies, noncurrent	12.4	$ 11.4
Accrual related to agreement to settle the claims of the class of direct purchasers	$ 23.4
Number of purchasers objected to settlement | Purchaser	0
Number of purchasers filed notices of intent to opt out | Purchaser	2
Northern District of Illinois [Member]
Loss Contingencies [Line Items]
Steel manufacturers, number of manufacturers | Manufacturers_Distributors	8
Additional complaints being filed in July and December of 2010 | Complaints	2
Complaints that are dismissed | Complaints	2